UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ------------------------------------
Address:  120 South LaSalle Street, Suite 1320
          ------------------------------------
          Chicago, IL 60603
          ------------------------------------

13F File Number:  28-4021
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Kendall
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3997
        ---------------------------------------------------

Signature, Place, and Date of Signing:

   /s/Stephen F. Kendall         Chicago, IL            August 14, 2012
   ---------------------     -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     71
                                            ---------------------
Form 13F Information Table Value Total:     220,364
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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

                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
ANIXTER INTL INC                COM       035290105    2,350    44,300   SH           SOLE                   44,300
ASBURY AUTOMOTIVE GROUP INC     COM       043436104    3,690   155,757   SH           SOLE                  155,757
ASCENA RETAIL GROUP INC         COM       04351G101    2,277   122,300   SH           SOLE                  122,300
ASPEN INSURANCE HOLDINGS LTD    SHS       G05384105    2,190    75,773   SH           SOLE                   75,773
AVERY DENNISON CORP             COM       053611109    2,644    96,700   SH           SOLE                   96,700
BBCN BANCORP INC                COM       073295107    2,653   243,600   SH           SOLE                  243,600
BENCHMARK ELECTRS INC           COM       08160H101    3,177   227,739   SH           SOLE                  227,739
BERKSHIRE HILLS BANCORP INC     COM       084680107    2,871   130,512   SH           SOLE                  130,512
BIG LOTS INC                    COM       089302103    3,749    91,900   SH           SOLE                   91,900
BRISTOW GROUP INC               COM       110394103    3,408    83,800   SH           SOLE                   83,800
BROOKLINE BANCORP INC DEL       COM       11373M107    3,073   347,200   SH           SOLE                  347,200
CBIZ INC                        COM       124805102    2,920   491,575   SH           SOLE                  491,575
CRA INTL INC                    COM       12618T105    3,217   218,969   SH           SOLE                  218,969
COLUMBUS MCKINNON CORP N Y      COM       199333105    2,546   168,750   SH           SOLE                  168,750
COVANCE INC                     COM       222816100    2,732    57,100   SH           SOLE                   57,100
DREW INDS INC                   COM NEW   26168L205    4,345   156,000   SH           SOLE                  156,000
DUFF & PHELPS CORP NEW          CL A      26433B107    2,784   192,000   SH           SOLE                  192,000
ENERGY PARTNERS LTD             COM NEW   29270U303    3,091   182,900   SH           SOLE                  182,900
ENPRO INDS INC                  COM       29355X107    2,612    69,900   SH           SOLE                   69,900
FAIRCHILD SEMICONDUCTOR INTL    COM       303726103    4,608   326,800   SH           SOLE                  326,800
FIRST FINL BANCORP OH           COM       320209109    2,998   187,600   SH           SOLE                  187,600
G & K SVCS INC                  CL A      361268105    3,484   111,700   SH           SOLE                  111,700
GP STRATEGIES CORP              COM       36225V104    5,695   308,326   SH           SOLE                  308,326
GENERAL CABLE CORP DEL NEW      COM       369300108    2,233    86,100   SH           SOLE                   86,100
GILDAN ACTIVEWEAR INC           COM       375916103    4,100   149,000   SH           SOLE                  149,000
GROUP 1 AUTOMOTIVE INC          COM       398905109    2,604    57,100   SH           SOLE                   57,100
HANOVER INS GROUP INC           COM       410867105    4,105   104,900   SH           SOLE                  104,900
HEALTH MGMT ASSOC INC NEW       CL A      421933102    3,357   427,700   SH           SOLE                  427,700
HURON CONSULTING GROUP INC      COM       447462102    4,279   135,200   SH           SOLE                  135,200



                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
INTEGRATED SILICON SOLUTION     COM       45812P107    2,786   276,100   SH           SOLE                  276,100
JOS A BANK CLOTHIERS INC        COM       480838101    3,407    80,234   SH           SOLE                   80,234
LA Z BOY INC                    COM       505336107    2,808   228,500   SH           SOLE                  228,500
MB FINANCIAL INC NEW            COM       55264U108    4,342   201,600   SH           SOLE                  201,600
MANPOWERGROUP INC               COM       56418H100    3,200    87,300   SH           SOLE                   87,300
MCGRATH RENTCORP                COM       580589109    4,510   170,200   SH           SOLE                  170,200
MERITOR INC                     COM       59001K100      953   182,627   SH           SOLE                  182,627
MODINE MFG CO                   COM       607828100    1,405   202,700   SH           SOLE                  202,700
MONOTYPE IMAGING HOLDINGS IN    COM       61022P100    4,397   262,200   SH           SOLE                  262,200
NTELOS HLDGS CORP               COM NEW   67020Q305    1,756    93,150   SH           SOLE                   93,150
NV ENERGY INC                   COM       67073Y106    3,298   187,600   SH           SOLE                  187,600
NEUSTAR INC                     CL A      64126X201    3,621   108,400   SH           SOLE                  108,400
OCWEN FINL CORP                 COM NEW   675746309    3,722   198,200   SH           SOLE                  198,200
PARK STERLING CORP              COM       70086Y105    2,415   512,700   SH           SOLE                  512,700
PLANTRONICS INC NEW             COM       727493108    2,645    79,200   SH           SOLE                   79,200
QUAKER CHEM CORP                COM       747316107    3,295    71,300   SH           SOLE                   71,300
RF MICRODEVICES INC             COM       749941100    1,802   424,100   SH           SOLE                  424,100
RADISYS CORP                    COM       750459109    2,407   383,300   SH           SOLE                  383,300
REINSURANCE GROUP AMER INC      COM NEW   759351604    4,094    76,947   SH           SOLE                   76,947
ROGERS CORP                     COM       775133101    2,468    62,300   SH           SOLE                   62,300
RUDOLPH TECHNOLOGIES INC        COM       781270103    1,758   201,600   SH           SOLE                  201,600
SANMINA SCI CORP                COM NEW   800907206    1,680   205,100   SH           SOLE                  205,100
SCHULMAN A INC                  COM       808194104    2,821   142,100   SH           SOLE                  142,100
SIGNET JEWELERS LIMITED         SHS       G81276100    3,538    80,400   SH           SOLE                   80,400
SIRONA DENTAL SYSTEMS INC       COM       82966C103    3,358    74,600   SH           SOLE                   74,600
SMITH A O                       COM       831865209    3,417    69,900   SH           SOLE                   69,900
STERLING FINL CORP WASH         COM NEW   859319303    3,036   160,700   SH           SOLE                  160,700
SWIFT TRANSN CO                 CL A      87074U101    2,809   297,200   SH           SOLE                  297,200
SYMETRA FINL CORP               COM       87151Q106    3,646   288,900   SH           SOLE                  288,900
SYMMETRY MED INC                COM       871546206    3,516   409,800   SH           SOLE                  409,800

                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
TELEFLEX INC                    COM       879369106    4,356    71,520   SH           SOLE                   71,520
TETRA TECHNOLOGIES INC DEL      COM       88162F105    1,754   246,000   SH           SOLE                  246,000
TRIMAS CORP                     COM NEW   896215209    3,660   182,100   SH           SOLE                  182,100
TRIUMPH GROUP INC NEW           COM       896818101    4,198    74,600   SH           SOLE                   74,600
UNITED RENTALS INC              COM       911363109    2,539    74,600   SH           SOLE                   74,600
VALASSIS COMMUNICATIONS INC     COM       918866104    2,329   107,100   SH           SOLE                  107,100
VALIDUS HOLDINGS LTD            COM SHS   G9319H102    2,985    93,200   SH           SOLE                   93,200
VIRTUSA CORP                    COM       92827P102    3,396   254,416   SH           SOLE                  254,416
WARNACO GROUP INC               COM NEW   934390402    2,827    66,400   SH           SOLE                   66,400
WATTS WATER TECHNOLOGIES INC    CL A      942749102    2,674    80,200   SH           SOLE                   80,200
WESCO AIRCRAFT HLDGS INC        COM       950814103    2,373   186,400   SH           SOLE                  186,400
WINNEBAGO INDS INC              COM       974637100    4,571   448,600   SH           SOLE                  448,600
TOTAL                                                220,364
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